Results for the Year (Tables)	12 Months Ended
Dec. 31, 2024
Results for the Year
Schedule of revenue by type, collaboration partner, and product under agreements.

(DKK million)	2024	2023	2022

Revenue by type:
Royalties	17,352	13,705	11,582
Reimbursement revenue	996	864	818
Milestone revenue	1,000	1,177	1,767
Collaboration revenue	433	307	332
Net product sales	1,743	421	-
License revenue	2	-	6

Total	21,526	16,474	14,505

Revenue by collaboration partner:
Janssen	14,422	11,949	10,530
AbbVie	394	732	1,174
Roche	741	704	796
Novartis	2,822	1,511	815
BioNTech	869	784	708
Pfizer[1]	533	373	413
Other	2	-	69

Total[2]	19,783	16,053	14,505

Royalties by product:
DARZALEX	13,922	11,265	9,966
Kesimpta	2,222	1,494	779
TEPEZZA	737	704	796
Other[3]	471	242	41

Total	17,352	13,705	11,582

[1]Pzifer acquired Seagen in December 2023

[2] Excludes Genmab’s Net product sales

[3]Other consists of royalties from net sales of RYBREVANT, TECVAYLI, TALVEY and TEPKINLY

Schedule of segment disclosures in the financial statements as the group's business activities.

	Revenue	Non-current assets	Revenue	Non-current assets	Revenue	Non-current assets

(DKK million)	2024		2023		2022

Denmark	19,783	12,710	16,053	496	14,505	211
Netherlands	-	767	-	874	-	793
United States	902	3,196	380	378	-	442
Japan	841	100	41	56	-	70
China	-	48	-	-	-	-

Total	21,526	16,821	16,474	1,804	14,505	1,516

Schedule of staff cost

(DKK million)	2024	2023	2022

Wages and salaries	3,168	2,631	1,913
Share-based compensation	721	586	439
Defined contribution plans	205	170	112
Other social security costs	399	335	263
Government grants related to research and development expenses	(149)	(174)	(144)

Total	4,344	3,548	2,583

Staff costs are included in the Consolidated Statements of Comprehensive Income as follows:
Cost of product sales	11	3	-
Research and development expenses	2,520	2,004	1,518
Selling, general and administrative expenses	1,813	1,541	1,065

Total	4,344	3,548	2,583

Average number of FTE	2,535	2,011	1,460
Number of FTE at year-end	2,682	2,204	1,660

Schedule of corporate and deferred tax

(DKK million)	2024	2023	2022

Current tax on profit	1,799	1,301	1,478
Adjustment to deferred tax	99	(59)	107
Net Increase (decrease) of unrecognized deferred tax assets for the year	(578)	43	(92)

Total tax for the period in the income statement	1,320	1,285	1,493

(DKK million)	2024	2023	2022

Net profit before tax	9,164	5,637	6,945

Tax at the Danish corporation tax rate of 22% for all periods	2,016	1,240	1,528

Tax effect of:
Net Increase (decrease) of unrecognized deferred tax assets for the year	(579)	43	(92)
Net of non-taxable income over non-deductible expenses	92	7	73
Other current and deferred tax adjustments	(209)	(5)	(16)

Total tax effect	(696)	45	(35)

Total tax for the period in the income statement	1,320	1,285	1,493

Total tax for the period in shareholders' equity	49	57	(22)

Effective Tax Rate	14.4%	22.8%	21.5%

Schedule of components of the deferred tax asset

(DKK million)	2024	2023

Share-based instruments	270	41
Deferred revenue	120	113
Intangible assets	(2,478)	-
Other temporary differences	637	58

Total at December 31	(1,451)	212

Schedule of Result Per Share

(DKK million)	2024	2023	2022

Net profit	7,844	4,352	5,452

(Shares)

Weighted average number of shares outstanding	66,139,029	66,023,437	65,783,130
Weighted average number of treasury shares	(1,952,382)	(713,693)	(395,829)

Weighted average number of shares excl. treasury shares	64,186,647	65,309,744	65,387,301
Adjustments for share-based instruments, dilution	446,293	604,961	622,303

Weighted average number of shares, diluted	64,632,940	65,914,705	66,009,604

Basic net profit per share	122.21	66.64	83.38
Diluted net profit per share	121.36	66.02	82.59